As filed with the Securities and Exchange Commission on May 31, 2002

                                                                  File Nos.
                                                                        33-11444
                                                                        811-4986

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
                                -------

   Post-Effective Amendment No.   33                          (X)
                                ------

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   35                                         (X)
                 ------

                     FRANKLIN INVESTORS SECURITIES TRUST
                     -----------------------------------
              (Exact Name of Registrant as Specified in Charter)

                  ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403 (Address of
             Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                         --------------

         MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
         ------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on August 1, 2002 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


   The Registrant's Class A, B and C prospectus and statement of additional information dated March 1, 2002, for Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Short-Intermediate U.S. Government Securities Fund, as filed with the Securities and Exchange Commission under Form Type 485BPOS on February 26, 2002 (File Nos. 33-11444 and 811-4986) are hereby incorporated by reference.








FIST1 P-1

                         SUPPLEMENT DATED AUGUST 1, 2002
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
    (Franklin Convertible Securities Fund, Franklin Equity Income Fund and
         Franklin Short-Intermediate U.S. Government Securities Fund)
                               dated March 1, 2002


The prospectus is amended as follows:

I. As of August 1, 2002, the Franklin Equity Income Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II. The section "Fees and Expenses" on page 22 is replaced with the following:

[Insert graphic of percentage sign] Fees and Expenses
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                    Class A    Class B   Class C    Class R/1
-----------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%      4.00%     1.99%      1.00%

  Load imposed on purchases         5.75%      None      1.00%      None
  Maximum deferred sales charge
  (load)                           None/2      4.00%/3   0.99%4     1.00%

Please see "Choosing a Share Class" on page 36 for an explanation of how and when these sales charges apply.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

                                    Class A    Class B   Class C    Class R/1
-----------------------------------------------------------------------------
Management fees                     0.51%      0.51%     0.51%      0.51%
Distribution and service
(12b-1) fees                        0.25%      0.99%     1.00%      0.50%
Other expenses                      0.23%      0.23%     0.23%      0.23%
                                    -----------------------------------------
Total annual Fund operating
expenses                            0.99%      1.73%     1.74%      1.24%
                                    -----------------------------------------

1. The Fund began offering Class R shares on August 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended October 31, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 36) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.


Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown; o Your investment has a 5% return each year; and o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                           $670/1   $872      $1,091    $1,718
Class B                           $576     $845      $1,139    $1,845/2
Class C                           $374     $643      $1,034    $2,131
Class R                           $226     $393      $681      $1,500
If you do not sell your shares:
Class B                           $176     $545      $939      $1,845/2
Class C                           $275     $643      $1,034    $2,131
Class R                           $126     $393      $681      $1,500

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

III. The first paragraph under the section "Choosing a Share Class" on page 37 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

Class A               Class B (Equity   Class C           Class R (Equity Fund
                      Fund only)        (Convertible      only)
                                        Fund and Equity
                                        Fund only)
-------------------------------------------------------------------------------
o  Initial sales      o  No initial     o Initial         o No initial
   charge of 5.75%       sales charge     sales charge      sales charge
   (Convertible Fund                      of 1%
   and Equity Fund),
   2.25%
   (Short-Intermediate
   Fund) or less

o  Deferred sales     o  Deferred       o  Deferred       o Except for
   charge of 1% on       sales charge      sales charge     ValuSelect plans
   purchases of $1       of 4% on          of 1% on         and plans for
   million or more       shares you        shares you       which Franklin
   sold within 18        sell within       sell within      Templeton
   months.               the first         18 months        Investments
                         year,                              provides
                         declining to                       recordkeeping,
                         1% within six                      deferred sales
                         years and                          charge of 1% on
                         eliminated                         shares you sell
                         after that                         within 18 months
                                                            (charged at plan
                                                            level based on
                                                            initial
                                                            investment for
                                                            Qualified plans).
o  Lower annual      o   Higher         o  Higher         o Higher annual
   expenses than         annual            annual           expenses than
   Class B, C or R       expenses than     expenses         Class A due to
   due to lower          Class A (same     than Class A     higher
   distribution fees     as Class C)       (same as         distribution fees
                         due to higher     Class B) due     (lower than Class
                         distribution      to higher        B and Class C).
                         fees.             distribution     No conversion to
                         Automatic         fees. No         Class A shares,
                         conversion to     conversion       so annual
                         Class A           to Class A       expenses do not
                         shares after      shares, so       decrease.
                         eight years,      annual
                         reducing          expenses do
                         future annual     not decrease.
                         expenses.


IV. The following is added under the section "Choosing a Share Class" beginning on page 36:

Sales Charges - Class R - Equity Fund

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $10 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 38 of the Prospectus).

Distribution and service (12b-1) fees Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

V. The paragraph heading on page 38 "Contingent Deferred Sales Charge (CDSC) - Class A, B & C" is replaced with the following:

Contingent Deferred Sales Charge (CDSC) - Class A, B, C & R

VI. The second paragraph under "Reinstatement Privilege" beginning on page 39 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

VII. The footnote under the section "Distribution Options" on page 44 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

VIII. The following paragraph is added under the section "Exchange Privilege" beginning on page 46:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

IX. The section "Dealer Compensation" on page 53 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

Convertible Fund (Class A and C only) and Equity Fund
                        Class A       Class B      Class C    Class R
--------------------------------------------------------------------------
Commission (%)          ---           4.00         2.00/3      1.00/5
Investment under        5.00          ---          ---
$50,000
$50,000 but under       3.75          ---          ---
$100,000
$100,000 but under      2.80          ---          ---
$250,000
$250,000 but under      2.00          ---          ---
$500,000
$500,000 but under $1   1.60          ---          ---
million
$1 million or more      up to 1.00/1   ---          ---
12b-1 fee to dealer     /1            0.25/2       1.00/4      0.35/5

Short-Intermediate Fund
                                     Class A
------------------------------------------------
Commission (%)                    ---
Investment under $100,000         2.00
$100,000 but under $250,000       1.50
$250,000 but under $500,000       1.00
$500,000 but under $1 million     0.85
$1 million or more                up to 0.75/1
12b-1 fee to dealer               0.10/1

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

Market Timers. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 0.25% 12b-1 service fee.
4. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.


              Please keep this supplement for future reference.
















FIST1 SA-1

                         SUPPLEMENT DATED AUGUST 1, 2002
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
 (Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin
             Short-Intermediate U.S. Government Securities Fund)
                               dated March 1, 2002


The Statement of Additional Information is amended as follows:

I. As of August 1, 2002, the Franklin Equity Income Fund offers four classes of shares: Class A, Class B, Class C and Class R.

II. The third paragraph under the section "Organization, Voting Rights and Principal Holders" on page 26 is replaced with the following:

The Convertible Fund currently offers two classes of shares, Class A and Class
C. The Equity Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. The Short-Intermediate Fund currently offers two classes of shares, Class A and Advisor Class. Each fund may offer additional classes of shares in the future. The full title of each class is:

o Franklin Convertible Securities Fund - Class A
o Franklin Convertible Securities Fund - Class C
o Franklin Equity Income Fund - Class A
o Franklin Equity Income Fund - Class B
o Franklin Equity Income Fund - Class C
o Franklin Equity Income Fund - Class R
o Franklin Short-Intermediate U.S. Government Securities Fund - Class A
o Franklin Short-Intermediate U.S. Government Securities Fund - Advisor Class

III. The following is added to the section "Organization, Voting Rights and Principal Holders" beginning on page 26:

As of May 23, 2002, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address                  Share Class   Percentage (%)
----------------------------------------------------------------
Short-Intermediate Fund
FTB&T TTEE For Defined              Advisor         78.39
Contribution SVCS                    Class
Franklin Resources PSP
Attn Securities Settlement
PO Box 2438
Rancho Cordova, CA 95741-2438


Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which onwns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.


As of May 23, 2002, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 28 is replaced with the following:

The maximum initial sales charge is 5.75% for the Convertible Fund - Class A and the Equity Fund - Class A; 2.25% for the Short-Intermediate Fund - Class A; 1% for the Convertible Fund - Class C and the Equity Fund - Class C. There is no initial sales charge for Class B and Class R.

V. The following paragraph is added under the second paragraph under "Buying and Selling Shares - Retirement plans" on page 30:

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $10 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to August 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

VI. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 31 is replaced with the following:

If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

VII. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 32:

o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

VIII. The following is added under the section "Buying and Selling Shares," beginning on page 27:

Conversion of Class R shares to Class A shares. Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

IX. The first two paragraphs under "The Underwriter - Distribution and service (12b-1) fees - The Class B and C plans" on page 36 are replaced with the following:

The Class B (Equity Fund only), C (Convertible Fund and Equity Fund) and R (Equity Fund only) plans. For Class B and C shares, the Fund pays Distributors up to 1.00% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, C and R plans are compensation plans. They allow the Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

X. The subheading "The Class A, B and C plans" under "The Underwriter - Distribution and service (12b-1) fees" on page 36 is replaced with "The Class A, B, C and R plans."

XI. The first paragraph under "Performance" on page 36 is replaced with the following:

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of sharesand current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Effective August 1, 2002, the Equity Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to August 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after August 1, 2002, Class R standardized performance quotations are calculated as described below.

              Please keep this supplement for future reference.
















                       FRANKLIN INVESTORS SECURITIES TRUST
                             FILE NOS. 33-11444 &
                                    811-4986

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a)   Agreement and Declaration of Trust

            (i)   Agreement and Declaration of Trust dated December 16, 1986
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of
                  Trust dated March 13, 1990
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
                  Filing: Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 1998

      (b)   By-Laws

            (i)   By-Laws
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii)  Amendment to By-Laws dated January 18, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

      (c)   Instruments Defining Rights of Security Holders

            Not Applicable

      (d)   Investment Advisory Contracts

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated April 15, 1987
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Amendment dated August 1, 1995 to the Administration
                  Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (iv) Investment Advisory Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (v) Investment Advisory Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (e)   Underwriting Contracts

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

      (f)   Bonus or Profit Sharing Contracts

            Not Applicable

      (g)   Custodian Agreements

           (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

          (ii)    Amendment dated May 7, 1997 to Master Custody
                  Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: December 29, 1998

           (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: February 27, 2001

            (iv) Amendment dated May 1, 2001, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (v) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

           (vi) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

          (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

      (h)   Other Material Contracts

            (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (ii) Fund Administration Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (iii) Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (i)   Legal Opinion

            (i)   Opinion and Consent of Counsel dated December 14, 1998
                  Filing: Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

      (j)   Other Opinions

            (i)   Consent of Independent Auditors

      (k)   Omitted Financial Statements

            Not Applicable

      (l)   Initial Capital Agreements

            (i) Letter of Understanding relating to Franklin Equity Income Fund - Class C dated April 12, 1995
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Letter of Understanding relating to Franklin Total Return Fund dated July 24, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (iii) Letter of Understanding relating to Franklin Floating
                  Rate Daily Access Fund dated April 30, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (m)   Rule 12b-1 Plan

            (i) Distribution Plan between Registrant, on behalf of Franklin Short-Intermediate U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and
                  Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Amended and Restated Distribution Plan between
                  Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iv) Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (v) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and
                  Franklin/Templeton Distributors, Inc. dated October 31,
                  2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (vi) Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (vii) Distribution Plan between Registrant, on behalf of
                  Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (viii)Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (ix) Class B Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and
                  Franklin/Templeton Distributors, Inc.
                  dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (x) Class C Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc.dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (xi) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (xii) Class B Distribution Plan pursuant to Rule 12b-1 between
                  Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
                  Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

            (xiii)Class C Distribution Plan pursuant to Rule 12b-1 between
                  Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
                  Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

            (xiv) Form of Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Equity Income Fund

      (n)   Rule 18f-3 Plan

            (i) Multiple Class Plan for Franklin Short-Intermediate U.S. Government Securities Fund dated June 18, 1996
                  Filing: Post-Effective Amendment No. 20 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 31, 1996

            (ii) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
                  Filing: Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 1997

            (iii) Multiple Class Plan For Franklin Floating Rate Daily
                  Access Fund dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (iv) Multiple Class Plan for Franklin Total Return Fund dated December 13, 2001
                  Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 26, 2002

            (v)   Form of Multiple Class Plan for Franklin Equity
                  Income Fund

      (p)   Code of Ethics

            (i)   Code of Ethics dated December 2001

      (q)   Power of Attorney

            (i) Power of Attorney for Franklin Investors Securities Trust dated February 15, 2000
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (ii) Power of Attorney for Adjustable Rate Securities Portfolios dated February 15, 2000
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

ITEM 24     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE FUND

            None

ITEM 25     INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The officers and directors of the Registrant's manager, Administrator, and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers) also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27     PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
FTI Funds
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28     LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403.

ITEM 29     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30     UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of May, 2002.

                                    FRANKLIN INVESTORS SECURITIES TRUST
                                    (Registrant)

                                    By:   /S/ DAVID P. GOSS
                                              Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


EDWARD B. JAMIESON*                     Trustee and Principal
-------------------                     Executive Officer
Edward B. Jamieson                      Dated: May 30, 2002

MARTIN L. FLANAGAN*                     Principal Financial Officer
-------------------                     Dated: May 30, 2002
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*                Principal Accounting Officer
------------------------                Dated: May 30, 2002
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                   Trustee
---------------------                   Dated: May 30, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                       Trustee
-----------------                       Dated: May 30, 2002
Harris J. Ashton

S. JOSEPH FORTUNATO*                    Trustee
--------------------                    Dated: May 30, 2002
S. Joseph Fortunato

EDITH E. HOLIDAY*                       Trustee
-----------------                       Dated: May 30, 2002
Edith E. Holiday

CHARLES B. JOHNSON*                     Trustee
-------------------                     Dated: May 30, 2002
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                 Trustee
-----------------------                 Dated: May 30, 2002
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                      Trustee
------------------                      Dated: May 30, 2002
Frank W.T. LaHaye

GORDON S. MACKLIN*                      Trustee
------------------                      Dated: May 30, 2002
Gordon S. Macklin


*By   /S/ DAVID P. GOSS
      Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)


                       FRANKLIN INVESTORS SECURITIES TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.                       DESCRIPTION                         LOCATION

EX-99.(a)(i)                Agreement and Declaration of Trust              *
                            dated December 16, 1986

EX-99.(a)(ii)               Certificate of Amendment of Agreement           *
                            and Declaration of Trust dated March
                            21, 1995

EX-99.(a)(iii)              Certificate of Amendment of Agreement           *
                            and Declaration of Trust dated March
                            13, 1990

EX-99.(a)(iv)               Certificate of Amendment of Agreement           *
                            and Declaration of Trust dated March
                            21, 1989

EX-99.(b)(i)                By-Laws                                         *

EX-99.(b)(ii)               Amendment to By-Laws dated January 18,          *
                            1994

EX-99.(d)(i)                Management Agreement between Registrant         *
                            and Franklin Advisers, Inc. dated April
                            15, 1987

EX-99.(d)(ii)               Administration Agreement between                *
                            Registrant, on behalf of Franklin
                            Adjustable U.S. Government Securities
                            Fund, and Franklin Advisers, Inc. dated
                            June 3, 1991

EX-99.(d)(iii)              Amendment dated August 1, 1995 to the           *
                            Administration Agreement between
                            Registrant, on behalf of Franklin
                            Adjustable U.S. Government Securities
                            Fund, and Franklin Advisers, Inc. dated
                            June 3, 1991

EX-99.(d)(iv)               Investment Advisory Agreement between           *
                            Registrant, on behalf of Franklin Total
                            Return Fund, and Franklin Advisers,
                            Inc. dated July 16, 1998

EX-99.(d)(v)                Investment Advisory Agreement between           *
                            Registrant, on behalf of Franklin
                            Floating Rate Daily Access Fund and
                            Franklin Advisers Inc. dated April 17,
                            2001

EX-99.(e)(i)                Amended and Restated Distribution               *
                            Agreement between Registrant and
                            Franklin/Templeton Distributors, Inc.
                            dated October 31, 2000

EX-99.(e)(ii)               Forms of Dealer Agreements between              *
                            Franklin/Templeton Distributors, Inc.
                            and Securities Dealers dated March 1,
                            1998

EX-99.(g)(iii)              Master Custody Agreement between                *
                            Registrant and Bank of New York dated
                            February 16, 1996

EX-99.(g)(iv)               Amendment dated May 7, 1997 to Master           *
                            Custody Agreement between Registrant and
                            Bank of New York dated February 16, 1996

EX-99.(g)(v)                Amendment dated February 27, 1998 to            *
                            Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.(g)(vi)               Amendment dated March 28, 2001 to               *
                            Exhibit A of Master Custody Agreement
                            between the Registrant and Bank of
                            New York dated February 16, 1996

EX-99.(g)(vii)              Amendment dated May 16, 2001, to the            *
                            Master Custody Agreement between
                            Registrant and Bank of New York dated
                            February 16, 1996

EX-99.(g)(viii)             Amended and Restated Foreign Custody            *
                            Manager Agreement between Registrant
                            and Bank of New York made as of May 16,
                            2001

EX-99.(g)(ix)               Terminal Link Agreement between                 *
                            Registrant and Bank of New York dated
                            February 16, 1996

EX-99.(h)(i)                Subcontract for Fund Administrative             *
                            Services dated January 1, 2001 between
                            Franklin Advisers, Inc. and Franklin
                            Templeton Services, LLC

EX-99.(h)(ii)               Fund Administration Agreement between           *
                            Registrant, on behalf of Franklin Total
                            Return Fund, and Franklin Templeton
                            Services, LLC dated January 1, 2001

EX-99.(h)(iii)              Fund Administration Agreement between           *
                            Registrant, on behalf of Franklin
                            Floating Rate Daily Access Fund, and
                            Franklin Templeton Services, LLC dated
                            April 17, 2001

EX-99.(i)(i)                Opinion and Consent of Counsel dated            *
                            December 14, 1998

EX-99.(j)(i)                Consent of Independent Auditors            Attached

EX-99.(l)(i)                Letter of Understanding relating to             *
                            Franklin Equity Income Fund - Class C
                            dated April 12, 1995

EX-99.(l)(ii)               Letter of Understanding relating to             *
                            Franklin Total Return Fund dated July
                            24, 1998

EX-99.(l)(iii)              Letter of Understanding relating to             *
                            Franklin Floating Rate Daily Access
                            Fund dated April 30, 2001

EX-99.(m)(i)                Distribution Plan between Registrant,           *
                            on behalf of Franklin
                            Short-Intermediate U.S. Government
                            Securities Fund, and Franklin/Templeton
                            Distributors, Inc. dated May 1, 1994

EX-99.(m)(ii)               Distribution Plan between Registrant,           *
                            on behalf of Franklin Convertible
                            Securities Fund, and Franklin/Templeton
                            Distributors, Inc. dated May 1, 1994

EX-99.(m)(iii)              Amended and Restated Distribution Plan          *
                            between Registrant, on behalf of
                            Franklin Adjustable U.S. Government
                            Securities Fund, and Franklin/Templeton
                            Distributors, Inc. dated July
                            1, 1993

EX-99.(m)(iv)               Distribution Plan between Registrant,           *
                            on behalf of Franklin Equity Income
                            Fund, and Franklin/Templeton
                            Distributors, Inc. dated May
                            1, 1994

EX-99.(m)(v)                Class C Distribution Plan pursuant to           *
                            Rule 12b-1 between Registrant, on
                            behalf of Franklin Convertible
                            Securities Fund and Franklin Equity
                            Income Fund, and Franklin/Templeton
                            Distributors, Inc. dated October 31,
                            2000

EX-99.(m)(vi)               Class B Distribution Plan pursuant to           *
                            Rule 12b-1 between Registrant, on
                            behalf of Franklin Equity Income Fund,
                            and Franklin/Templeton Distributors,
                            Inc., dated October 16, 1998

EX-99.(m)(vii)              Distribution Plan between Registrant,           *
                            on behalf of Franklin Total Return
                            Fund, and Franklin/Templeton
                            Distributors, Inc., dated July 16, 1998

EX-99.(m)(viii)             Class A Distribution Plan between               *
                            Registrant, on behalf of Franklin
                            Floating Rate Daily Access Fund,
                            and Franklin/Templeton Distributors, Inc.
                            dated April 17, 2001

EX-99.(m)(ix)               Class B Distribution Plan between               *
                            Registrant, on behalf of Franklin Floating
                            Rate Daily Access Fund, and
                            Franklin/Templeton Distributors, Inc.
                            dated April 17, 2001

EX-99.(m)(x)                Class C Distribution Plan between               *
                            Registrant, on behalf of Franklin
                            Floating Rate Daily Access Fund,
                            and Franklin/Templeton Distributors, Inc.
                            dated April 17, 2001

EX-99.(m)(xi)               Class R Distribution Plan Pursuant to           *
                            Rule 12b-1 between Franklin Investors
                            Securities Trust on behalf of
                            Franklin Total Return Fund and
                            Franklin/Templeton Distributors, Inc.
                            dated January 1, 2002

EX-99.(m)(xii)              Class B Distribution Plan pursuant to           *
                            Rule 12b-1 between Franklin Investors
                            Securities Trust on behalf of Franklin
                            Total Return Fund and
                            Franklin/Templeton Distributors, Inc.
                            dated March 1, 2002

EX-99.(m)(xiii)             Class C Distribution Plan pursuant to           *
                            Rule 12b-1 between Franklin Investors
                            Securities Trust on behalf of Franklin
                            Total Return Fund and
                            Franklin/Templeton Distributors, Inc.
                            dated March 1, 2002

EX-99.(m)(xiv)              Form of Class R Distribution Plan          Attached
                            pursuant to Rule 12b-1 between Franklin
                            Investors Securities Trust on behalf of
                            Franklin Equity Income Fund

EX-99.(n)(i)                Multiple Class Plan for Franklin                *
                            Short-Intermediate U.S. Government
                            Securities Fund dated June 18, 1996

EX-99.(n)(ii)               Multiple Class Plan for Franklin                *
                            Convertible Securities Fund dated
                            August 15, 1995

EX-99.(n)(iii)              Multiple Class Plan For Franklin                *
                            Floating Rate Daily Access Fund dated
                            April 17, 2001

EX-99.(n)(iv)               Multiple Class Plan For Franklin Total          *
                            Return Fund dated December 13, 2001

EX-99.(n)(v)                Form of Multiple Class Plan for            Attached
                            Franklin Equity Income Fund

EX-99.(p)(i)                Code of Ethics                             Attached

EX-99.(q)(i)                Power of Attorney for Franklin                  *
                            Investors Securities Trust dated
                            February 15, 2000

EX-99.(q)(ii)               Power of Attorney for Adjustable Rate           *
                            Securities Portfolios dated February
                            15, 2000


*Incorporated by Reference